Note 7 - Property and Equipment	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT

           Property and equipment as of March 31, 2014 and 2015 consisted of the following:

	Thousands of Yen
	2014	2015

Data communications equipment	¥8,656,572	¥11,159,022
Office and other equipment	3,375,846	2,746,153
Land	532,997	537,889
Buildings	1,615,081	1,644,704
Leasehold improvements	3,641,072	3,798,172
Capitalized software	21,006,728	24,804,449
Assets under capital leases, primarily data communications equipment	22,868,800	24,271,434
Total	61,697,096	68,961,823
Less accumulated depreciation and amortization	(34,725,611)	(39,591,769)

Property and equipment—net	¥26,971,485	¥29,370,054

Depreciation and amortization expenses for property and equipment amounted to ¥6,950,249 thousand, ¥8,359,907 thousand and ¥9,280,309 thousand for the years ended March 31, 2013, 2014 and 2015, respectively.

The Company recorded losses on disposal of property and equipment of ¥14,638 thousand, ¥83,487 thousand and ¥101,189 thousand for the years ended March 31, 2013, 2014 and 2015, respectively, in “General and administrative” expenses in the Company’s consolidated statements of income.

Capitalized software included internal use software of ¥17,410,834 thousand and ¥19,748,462 thousand as of March 31, 2014 and 2015, respectively, and software to be leased of ¥3,595,894 thousand and ¥5,055,987 thousand as of March 31, 2014 and 2015, respectively.

The amount of software to be leased capitalized for the years ended March 31, 2014 and 2015 was ¥1,120,644 thousand and ¥1,584,451 thousand, respectively. The unamortized balance of software to be leased was ¥2,532,335 thousand and ¥3,420,112 thousand as of March 31, 2014 and 2015, respectively. Amortization expense of software to be leased was ¥349,537 thousand, ¥495,050 thousand and ¥632,423 thousand for the years ended March 31, 2013, 2014 and 2015, respectively, and was included in cost of systems integration.

The estimated aggregate amortization expense of software to be leased for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen
2016	¥929,211
2017	828,798
2018	715,534
2019	704,318
2020	242,251